Shares Held by ESOP (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Allocated	275,853	243,549
Committed to be allocated	48,638	48,638
Unallocated	410,525	459,163
Total shares	735,016	751,350
Fair value of unallocated shares	$ 5,604	$ 5,202